Offsetting of financial assets and financial liabilities	6 Months Ended
Jun. 30, 2023
Offsetting of financial assets and financial liabilities
17 Offsetting of financial assets and financial liabilities
The disclosures set out in the tables below include derivatives, reverse repurchase and repurchase agreements, and securities lending and borrowing transactions that:
■ are offset in the Bank’s consolidated balance sheets; or
■ are subject to an enforceable master netting agreement or similar agreement (enforceable master netting agreements), irrespective of whether they are offset in the Bank’s consolidated balance sheets.
Similar agreements include derivative clearing agreements, global master repurchase agreements and global master securities lending agreements.
The Bank uses master netting agreements to mitigate counterparty credit risk in certain transactions, including derivative contracts and securities borrowed, lent and subject to repurchase agreements.
Derivatives
> Refer to “Note 27 – Offsetting of financial assets and financial liabilities” in VIII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2022 for further information.
The following table presents the gross amount of derivatives subject to enforceable master netting agreements by contract and transaction type, the amount of offsetting, the amount of derivatives not subject to enforceable master netting agreements and the net amount presented in the consolidated balance sheets.
Offsetting of derivatives
	6M23			2022
end of	Derivative assets	Derivative liabilities		Derivative assets	Derivative liabilities
Gross derivatives subject to enforceable master netting agreements (CHF billion)
OTC-cleared	6.8	8.0		8.6	9.8
OTC	19.5	18.9		25.1	23.5
Interest rate products	26.3	26.9		33.7	33.3
OTC-cleared	0.2	0.2		0.3	0.3
OTC	15.5	16.4		24.9	25.5
Exchange-traded	0.0	0.0		0.0	0.1
Foreign exchange products	15.7	16.6		25.2	25.9
OTC-cleared	0.1	0.1		0.0	0.0
OTC	4.6	7.4		4.3	7.1
Exchange-traded	16.2	15.3		18.6	18.3
Equity/index-related products	20.9	22.8		22.9	25.4
OTC-cleared	0.3	0.3		0.6	0.6
OTC	1.8	2.3		2.4	2.6
Credit derivatives	2.1	2.6		3.0	3.2
OTC-cleared	0.0	0.0		0.1	0.1
OTC	0.7	0.2		0.9	0.4
Exchange-traded	0.1	0.0		0.0	0.0
Other products [1]	0.8	0.2		1.0	0.5
OTC-cleared	7.4	8.6		9.6	10.8
OTC	42.1	45.2		57.6	59.1
Exchange-traded	16.3	15.3		18.6	18.4
Total gross derivatives subject to enforceable master netting agreements	65.8	69.1		85.8	88.3
Offsetting (CHF billion)
OTC-cleared	(7.4)	(8.6)		(9.5)	(10.7)
OTC	(37.5)	(40.4)		(50.5)	(52.9)
Exchange-traded	(15.5)	(15.3)		(18.0)	(18.2)
Offsetting	(60.4)	(64.3)		(78.0)	(81.8)
of which counterparty netting	(52.9)	(52.9)		(68.3)	(68.3)
of which cash collateral netting	(7.5)	(11.4)	[2]	(9.7)	(13.5)	[2]
Net derivatives presented in the consolidated balance sheets (CHF billion)
OTC-cleared	0.0	0.0		0.1	0.1
OTC	4.6	4.8		7.1	6.2
Exchange-traded	0.8	0.0		0.6	0.2
Total net derivatives subject to enforceable master netting agreements	5.4	4.8		7.8	6.5
Total derivatives not subject to enforceable master netting agreements [3]	2.3	1.9		3.3	2.6
Total net derivatives presented in the consolidated balance sheets	7.7	6.7		11.1	9.1
of which recorded in trading assets and trading liabilities	7.6	6.7		11.1	8.9
of which recorded in other assets and other liabilities	0.1	0.0		0.0	0.2
1 Primarily precious metals, commodity and energy products.
2 Includes CHF 9,813 million and CHF 11,924 million as of the end of 6M23 and 2022, respectively, related to trading derivatives.
3 Represents derivatives where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.
Reverse repurchase and repurchase agreements and securities lending and borrowing transactions
> Refer to “Note 27 – Offsetting of financial assets and financial liabilities” in VIII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2022 for further information.
The following table presents the gross amount of securities purchased under resale agreements and securities borrowing transactions subject to enforceable master netting agreements, the amount of offsetting, the amount of securities purchased under resale agreements and securities borrowing transactions not subject to enforceable master netting agreements and the net amount presented in the consolidated balance sheets.
Offsetting of securities purchased under resale agreements and securities borrowing transactions
	6M23				2022
end of	Gross	Offsetting	Net book value		Gross	Offsetting	Net book value
Securities purchased under resale agreements and securities borrowing transactions (CHF billion)
Securities purchased under resale agreements	36.9	(5.5)	31.4		47.9	(10.7)	37.2
Securities borrowing transactions	3.0	0.0	3.0		4.5	0.0	4.5
Total subject to enforceable master netting agreements	39.9	(5.5)	34.4		52.4	(10.7)	41.7
Total not subject to enforceable master netting agreements [1]	18.4	–	18.4		17.1	–	17.1
Total	58.3	(5.5)	52.8	[2]	69.5	(10.7)	58.8	[2]
1
Represents securities purchased under resale agreements and securities borrowing transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 31,683 million and CHF 40,793 million of the total net amount as of the end of 6M23 and 2022, respectively, were reported at fair value.
The following table presents the gross amount of securities sold under repurchase agreements and securities lending transactions subject to enforceable master netting agreements, the amount of offsetting, the amount of securities sold under repurchase agreements and securities lending transactions not subject to enforceable master netting agreements and the net amount presented in the consolidated balance sheets.
Offsetting of securities sold under repurchase agreements and securities lending transactions
	6M23				2022
end of	Gross	Offsetting	Net book value		Gross	Offsetting	Net book value
Securities sold under repurchase agreements and securities lending transactions (CHF billion)
Securities sold under repurchase agreements	7.1	(5.5)	1.6		27.8	(10.7)	17.1
Securities lending transactions	0.1	0.0	0.1		0.9	0.0	0.9
Obligation to return securities received as collateral, at fair value	2.2	0.0	2.2		2.9	0.0	2.9
Total subject to enforceable master netting agreements	9.4	(5.5)	3.9		31.6	(10.7)	20.9
Total not subject to enforceable master netting agreements [1]	1.2	–	1.2		2.5	–	2.5
Total	10.6	(5.5)	5.1		34.1	(10.7)	23.4
of which securities sold under repurchase agreements and securities lending transactions	8.4	(5.5)	2.9	[2]	31.1	(10.7)	20.4	[2]
of which obligation to return securities received as collateral, at fair value	2.2	0.0	2.2		3.0	0.0	3.0
1
Represents securities sold under repurchase agreements and securities lending transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 1,330 million and CHF 14,133 million of the total net amount as of the end of 6M23 and 2022, respectively, were reported at fair value.
The following table presents the net amount presented in the consolidated balance sheets of financial assets and liabilities subject to enforceable master netting agreements and the gross amount of financial instruments and cash collateral not offset in the consolidated balance sheets. The table excludes derivatives, reverse repurchase and repurchase agreements and securities lending and borrowing transactions not subject to enforceable master netting agreements where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place. Net exposure reflects risk mitigation in the form of collateral.
Amounts not offset in the consolidated balance sheets
	6M23						2022
end of	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure
Financial assets subject to enforceable master netting agreements (CHF billion)
Derivatives	5.4	2.1		0.0		3.3	7.8	3.2		0.0		4.6
Securities purchased under resale agreements	31.4	31.4		0.0		0.0	37.2	37.1		0.1		0.0
Securities borrowing transactions	3.0	2.9		0.0		0.1	4.5	4.3		0.0		0.2
Total financial assets subject to enforceable master netting agreements	39.8	36.4		0.0		3.4	49.5	44.6		0.1		4.8
Financial liabilities subject to enforceable master netting agreements (CHF billion)
Derivatives	4.8	1.0		0.0		3.8	6.5	1.2		0.0		5.3
Securities sold under repurchase agreements	1.6	1.6		0.0		0.0	17.1	17.1		0.0		0.0
Securities lending transactions	0.1	0.1		0.0		0.0	0.9	0.8		0.0		0.1
Obligation to return securities received as collateral, at fair value	2.2	2.0		0.0		0.2	2.9	2.7		0.0		0.2
Total financial liabilities subject to enforceable master netting agreements	8.7	4.7		0.0		4.0	27.4	21.8		0.0		5.6
1
The total amount reported in financial instruments (recognized financial assets and financial liabilities and non-cash financial collateral) and cash collateral is limited to the amount of the related instruments presented in the consolidated balance sheets and therefore any over-collateralization of these positions is not included.

Net exposure is subject to further credit mitigation through the transfer of the exposure to other market counterparties by the use of credit default swaps and credit insurance contracts. Therefore, the net exposure presented in the table above is not representative of the Bank’s counterparty exposure.